Emerging Growth
Portfolio

                                                     Mid Cap
Portfolio

                                                     Growth
Portfolio

                                                     Growth and
Income Portfolio

                                                     Government
Portfolio


Concert Investment Series


Prospectus

AUGUST 18, 1999

SELECT PORTFOLIOS



Shares of each portfolio are offered to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts and to qualified retirement and pension plans. This prospectus should be read together with the prospectus for the contracts.

The Securities and Exchange Commission has not approved or disapproved these
Securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.


                                                          [SB] Smith
Barney
                                                          [MF]
Mutual Funds

Contents

Things you should know before investing
--------------------------------------------
Portfolio goals, strategies and risks:
--------------------------------------------
 Select Emerging Growth Portfolio          2
--------------------------------------------
 Select Mid Cap Portfolio                  4
--------------------------------------------
 Select Growth Portfolio                   6
--------------------------------------------
 Select Growth and Income Portfolio        8
--------------------------------------------
 Select Government Portfolio              10
--------------------------------------------

More on the Portfolios' Investments       12
--------------------------------------------

Management                                13
--------------------------------------------

Share Transactions                        14
--------------------------------------------

Distributions, Dividends and Taxes        15
--------------------------------------------

Share Price                               16
--------------------------------------------

About the manager

The funds' investment manager is SSBC Fund Management Inc., an affiliate of
Salomon Smith Barney Inc. The manager selects the funds' investments and oversees their operations. The manager and Salomon Smith Barney are subsid-iaries of Citigroup Inc. Citigroup businesses produce a broad range of finan-cial services.

 Concert Investment Series--Select Portfolios

Select Emerging Growth Portfolio
Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests in common stocks of small and medium sized companies consid-ered by the manager to be "emerging growth" companies. These are primarily do-mestic companies, in the early stages of their life cycles, characterized by relatively high earnings growth. The manager selects investments from among companies that have market capitalizations in the lowest 25% of all publicly traded U.S. companies.

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading invest-ments among many industries and sectors. The manager uses quantitative analysis to identify individual companies that it believes offer exceptionally high prospects for growth. The manager purchases these companies' stocks when it be-lieves they are reasonably priced. This style of stock selection is commonly known as "growth at a reasonable price." Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors, such as interest rate changes. The manager selects investments for their potential capital ap-preciation; any ordinary income is incidental. In selecting individual compa-nies for investment, the manager looks for:

 . Above average earnings growth

 . A pattern of reported earnings that exceed market expectations

 . Rising earnings estimates over the next several quarters

 . High relative return on invested capital

 . Reasonable price/earnings multiple

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Emerging growth companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect

 . A particular product or service developed by an emerging growth company is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to large, established companies, emerging growth companies are more likely to have limited product lines, limited capital resources and less expe-rienced management. In addition, securities of emerging growth companies are more likely to:

 . Experience sharper swings in market value

 . Be harder to sell at times and prices the manager believes appropriate

 . Offer greater potential for gains and losses

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of emerging growth companies

 . Currently have exposure to fixed income investments and less volatile equity investments and wish to broaden your investment portfolio

 . Are willing to accept the risks of investing in the stock market and the spe-
  cial risks of investing in emerging growth companies with limited track rec-
  ords

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------
------------

The fund's total return will vary from year to year, and its performance will vary compared with that of unmanaged indices. Although variations in the fund's performance are an indication of the risks of investing in the fund, past per-formance does not necessarily indicate how the fund will perform in the future.

Fees and expenses
--------------------------------------------------------------------
------------

               Shareholder fees (paid directly from your investment)
                  --------------------------------------------------
----------
               Maximum sales charge on purchases (as a % of offering
                price)
None
                  --------------------------------------------------
----------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase
or
               redemption)
None
                  --------------------------------------------------
----------
               Annual fund operating expenses (paid by the portfolio
as
               a % of net assets)
                  --------------------------------------------------
----------
               Management fee
0.75%
                  --------------------------------------------------
----------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------------
----------
               Other expenses
0.25
                  --------------------------------------------------
----------
               Total annual fund operating expenses
1.00%
                  --------------------------------------------------
----------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------
------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                           $102     $318
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Mid Cap Portfolio
Investment objective

The fund seeks long-term growth of capital.

Key investments

The fund invests primarily in equity securities of medium sized companies, which are companies with market capitalizations within the range of capitalizations of the companies included in the Standard & Poors MidCap 400
Index at the time of investment. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities.
The fund also may invest up to 35% of its assets in equity securities of companies with market capitalizations smaller or larger than those of medium sized companies (i.e., companies considered to be small or large capitalization companies), and up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.

How the manager selects the fund's investments

The manager focuses on medium capitalization companies that exhibit either at-tractive growth characteristics or attractive value characteristics. The man-ager selects individual "growth" stocks for investment in two ways: by identi-fying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reason-able price" and offers investors style diversification within a single mutual fund. In selecting companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamen-tal characteristics. The manager's quantitative valuations determine whether and when the fund will purchase and sell stocks that it identifies through fun-damental research.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, because of the following:

 . U.S. stock markets go down, or perform poorly relative to other types of in-
  vestments

 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

 . Medium capitalization stocks fall out of favor with investors

 . The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect

Because the fund invests primarily in medium capitalization companies, an in-vestment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies.
Medium capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses, although they gener-ally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

Investments in securities of foreign issuers involve greater risks than those of domestic issuers, such risks may include:

 . Foreign markets may have less volume, liquidity and government supervision

 . Imposition of exchange controls or other restrictions on investments and ad-
  verse government actions

 . Changes in foreign currency rates relative to the U.S. dollar will affect the
  U.S. dollar value of the fund's assets

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of the U.S.
  stock market

 . Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies

 . Are willing to accept the risks of investing in the stock market

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------
------------


The fund's total return will vary
from year to year, and its per-
formance will vary compared with
that of unmanaged indices.
Although variations in the fund's
performance are an indication of
the risks of investing in the
fund, past performance does not
necessarily indicate how the fund
will perform in the future.

Fees and expenses
--------------------------------------------------------------------
------------

               Shareholder fees (paid directly from your investment)
                  --------------------------------------------------
----------
               Maximum sales charge on purchases (as a % of offering
                price)
None
                  --------------------------------------------------
----------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase
or
               redemption)
None
                  --------------------------------------------------
----------
               Annual fund operating expenses (paid by the portfolio
as
               a % of net assets)
                  --------------------------------------------------
----------
               Management fee
0.75%
                  --------------------------------------------------
----------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------------
----------
               Other expenses
0.20
                  --------------------------------------------------
----------
               Total annual fund operating expenses
0.95%
                  --------------------------------------------------
----------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------
------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                            $97     $303
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Growth Portfolio
Investment objective

The fund seeks capital appreciation.

Key investments

The fund invests principally in U.S. common stocks and other equity securities, typically of established companies with large market capitalizations.

How the manager selects the fund's investments

The manager uses a "bottom-up" strategy, primarily focusing on individual secu-rity selection, with less emphasis on industry and sector allocation. The man-ager selects investments for their capital appreciation; any ordinary income is incidental. In selecting individual companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

 . Increasing profits and sales

 . Competitive advantages that could be more fully exploited by a company

 . Skilled management that is committed to long-term growth

 . Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth poten-tial, and then uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fun-damental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research. This style of stock selection is commonly known as "growth at a reasonable price."

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . The manager's judgment about the attractiveness, value or potential apprecia-
  tion of a particular stock proves to be incorrect

 . The company does not meet earnings expectations or other events depress the value of the company's stock

The fund may engage in active and frequent trading, resulting in high portfolio turnover. Frequent trading also increases transaction costs, which could de-tract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are an aggressive investor seeking to participate in the long term growth po-
  tential of the stock market

 . Are willing to accept the risks of investing in common stocks

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------
------------

The fund's total return will vary from year to year, and its performance will vary compared with that of unmanaged indices. Although variations in the fund's performance are an indication of the risks of investing in the fund, past per-formance does not necessarily indicate how the fund will perform in the future.

Fees and expenses
--------------------------------------------------------------------
------------

               Shareholder fees (paid directly from your investment)
                  --------------------------------------------------
----------
               Maximum sales charge on purchases (as a % of offering
               price)
None
                  --------------------------------------------------
----------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase
or
               redemption)
None
                  --------------------------------------------------
----------
               Annual fund operating expenses (paid by the portfolio
as
               a % of net assets)
                  --------------------------------------------------
----------
               Management fee
0.75%
                  --------------------------------------------------
----------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------------
----------
               Other expenses
0.20%
                  --------------------------------------------------
----------
               Total annual fund operating expenses
0.95%
                  --------------------------------------------------
----------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------
------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                            $97     $303
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Growth and Income Portfolio
Investment objective

The fund seeks reasonable growth and income.

Key investments

The fund invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income.
However, it may also invest in non-income producing investments for potential appreciation in value. The fund emphasizes U.S. stocks with large market capi-talizations. The fund's convertible securities may be of any credit quality and may include below investment grade securities (commonly known as "junk bonds").

How the manager selects the fund's investments

The manager emphasizes individual security selection while spreading the fund's investments among industries and sectors. The manager uses a two-step selection process commonly known as "growth at a reasonable price."

First, the manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Quantitative factors include:

 . Growth characteristics, including high historic growth rates and high rela-
  tive growth compared with companies in the same industry or sector

 . Value characteristics, including low price/earnings ratios and other statis-
  tics indicating that a security is undervalued

Then, the manager uses fundamental qualitative research to verify these equity securities' growth potential. Qualitative factors include:

 . Management with established track records, or favorable changes in current management

 . Improvement in a company's competitive position

 . Positive changes in corporate strategy

These quantitative and qualitative factors, as well as expected dividends and income, influence the fund's purchases and sales of securities.

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally

 . Large capitalization companies fall out of favor with investors

 . Companies in which the fund invests suffer unexpected losses or lower than expected earnings

 . The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

 . The issuer of a debt security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
This risk
  is higher for below investment grade securities. These securities are consid-
  ered speculative because they have a higher risk of issuer default, are sub-
  ject to greater price volatility and may be illiquid

The fund may engage in active and frequent trading, resulting in high portfolio turnover. Frequent trading also increases transaction costs, which could de-tract from the fund's performance.

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking reasonable long term growth and current income

 . Are willing to accept the risks of investing in the stock market

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------
------------

The fund's total return will vary from year to year, and its performance will vary compared with that of unmanaged indices. Although variations in the fund's performance are an indication of the risks of investing in the fund, past per-formance does not necessarily indicate how the fund will perform in the future.

Fees and expenses
--------------------------------------------------------------------
------------

               Shareholder fees (paid directly from your investment)
                  --------------------------------------------------
----------
               Maximum sales charge on purchases (as a % of offering
               price)
None
                  --------------------------------------------------
----------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase
or
               redemption)
None
                  --------------------------------------------------
----------
               Annual fund operating expenses (paid by the portfolio
as
               a % of net assets)
                  --------------------------------------------------
----------
               Management fee
0.75%
                  --------------------------------------------------
----------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------------
----------
               Other expenses
0.20%
                  --------------------------------------------------
----------
               Total annual fund operating expenses
0.95%
                  --------------------------------------------------
----------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------
------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                            $97     $303
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

Select Government Portfolio
Investment objective

The fund seeks high current return consistent with preservation of capital.

Key investments

The fund invests primarily in government debt issued or guaranteed by the U.S.
government, its agencies or instrumentalities. These securities include U.S.
Treasury securities, mortgage-related and asset-backed securities. Some govern-ment guaranteed mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself.

In order to hedge against changes in interest rates, the fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

How the manager selects the fund's investments

The manager focuses on identifying undervalued sectors and securities. Specifi-cally, the manager:

 . Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook

 . Uses research to uncover inefficient sectors of the government and mortgage markets and adjusts portfolio positions to take advantage of new information

 . Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that bal-
  ance potential return and risk

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Interest rates increase, causing the prices of fixed income securities to de-
  cline and reducing the value of the fund's portfolio

 . Prepayment risk (or call risk). As interest rates decline, the issuers of se-
  curities held by the fund may prepay principal earlier than scheduled, forc-
  ing the fund to reinvest in lower yielding securities

 . Extension risk. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities

 . The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

 . Changes in interest rates or the value of securities cause the value of op-
  tions or futures contracts held by the fund to decline, resulting in dispro-
  portionate losses to the fund's portfolio

Who may want to invest in the fund

The fund may be an appropriate investment if you:

 . Are seeking income consistent with preservation of capital

 . Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-related securities

 Concert Investment Series--Select Portfolios Prospectus

Total return and performance
--------------------------------------------------------------------
------------

The fund's total return will vary from year to year, and its performance will vary compared with that of unmanaged indices. Although variations in the fund's performance are an indication of the risks of investing in the fund, past per-formance does not necessarily indicate how the fund will perform in the future.

Fees and expenses
--------------------------------------------------------------------
------------

               Shareholder fees (paid directly from your investment)
                  --------------------------------------------------
----------
               Maximum sales charge on purchases (as a % of offering
               price)
None
                  --------------------------------------------------
----------
               Maximum deferred sales charge on redemptions
               (as a % of the lower of net asset value at purchase
or
               redemption)
None
                  --------------------------------------------------
----------
               Annual fund operating expenses (paid by the portfolio
as
               a % of net assets)
                  --------------------------------------------------
----------
               Management fee
0.60%
                  --------------------------------------------------
----------
               Distribution and service (12b-1) fees
None
                  --------------------------------------------------
----------
               Other expenses
0.20%
                  --------------------------------------------------
----------
               Total annual fund operating expenses
0.80%
                  --------------------------------------------------
----------

The table sets
forth the fees
and expenses
you will pay if
you invest in
shares of the
portfolio.

Example
--------------------------------------------------------------------
------------

               Number
               of
               years
               you
               own
               your
               shares   1 year* 3 years*
                  ----------------------
                            $82     $255
                  ----------------------

The example
helps you com-
pare the costs
of investing in
the portfolio
with other mu-
tual funds.
Your actual
costs may be
higher or low-
er.
                  *The example assumes:
                  .You invest $10,000 for the period shown

                  .You redeem all of your shares at the end of the period
                  .Your investment has a 5% return each year
                  .You reinvest all distributions and dividends without a
                  sales charge
                  .The portfolio's operating expenses remain the same

 Concert Investment Series--Select Portfolios Prospectus

More on the Portfolios' Investments

Equity securities

Equity securities include exchange traded and over-the-counter common and pre-ferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Securities of foreign issuers
all Portfolios except Government Portfolio

Emerging Growth Fund, Growth Fund and Growth and Income Fund may invest up to
20% of their assets, and Mid Cap Fund up to 25% of its assets, in foreign secu-rities, including those of issuers in emerging market countries.

Investments in securities of foreign entities and securities denominated in foreign currencies involve special risks. These include possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. Since each fund may invest in securities denomi-nated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets. Emerging market investments offer the potential for signifi-cant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and gov-ernment actions such as currency controls or seizure of private business or property may be more likely in emerging markets.

Derivative transactions
All Portfolios

The funds may, but need not, use derivative contracts, such as futures and op-tions on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices, currency exchange rates or interest rates

 . As a substitute for buying or selling securities

 . To enhance a fund's return

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure.
Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Deriva-tives can also make a fund less liquid and harder to value, especially in de-clining markets.

Temporary defensive investments
All Portfolios

Each of the funds may depart from its principal investment strategies in re-sponse to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securi-ties. If the fund takes a temporary defensive position, it may be unable to achieve its investment objective.

Special restrictions
All Portfolios Except Mid Cap Portfolio

Each fund, except Mid Cap Portfolio, will not purchase any securities issued by a company primarily engaged in the manufacture of alcohol or tobacco.

Goals/Policies
All Portfolios

Each fund's goal and investment policies generally may be changed by the trustees without shareholder approval.

Master/feeder option

Each of the funds may in the future seek to achieve its investment objective by investing all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the fund. Shareholders of such a fund will be given at least 30 days prior notice of any such investment.

 Concert Investment Series--Select Portfolios Prospectus

Management
The Concert Investment Series offers a family of fund choices to help meet the varying needs of investors. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses provide a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

The portfolio managers

The portfolio managers are primarily responsible for the day-to-day operation of the funds indicated below. The table also shows the business experience of each portfolio manager.

                    Portfolio
 Fund               Manager(s)        Since   Past 5 Years' Business
Experience
--------------------------------------------------------------------
---------------------
 Emerging Growth    Sandip Bhagat   inception investment officer of
the manager and pres-
                                              ident of
                                              Travelers Investment
Management Company, an
                                              affiliate of the
manager
--------------------------------------------------------------------
---------------------
 Mid Cap and Growth Larry Weissman  inception investment officer of the manager and man-
                                              aging director of
Salomon Smith Barney
                                              since October, 1997;
portfolio manager of
                                              Neuberger & Berman,
LLC, 1995-97; portfolio
                                              manager of College
Retirement Equities Fund
                                              prior thereto
--------------------------------------------------------------------
---------------------
 Growth and Income  R. Jay Gerken   inception investment officer of
the manager and man-
                                              aging director of
Salomon Smith Barney
--------------------------------------------------------------------
---------------------
 Government         James E. Conroy inception investment officer of
the manager and man-
                                              aging director of
Salomon Smith Barney
--------------------------------------------------------------------
---------------------

Management fees

For its services, the manager receives a fee during the portfolios' fiscal year equal on an annual basis to 0.75% of the Select Emerging Growth, MidCap, Growth and Growth and Income Portfolios' average daily net assets and 0.60% of the Se-lect Government Portfolio's average daily net assets.
Distributor

The portfolios have entered into an agreement with CFBDS, Inc. to distribute the portfolios' shares.

Year 2000 issue

Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the portfolios. The cost of addressing the Year 2000 issue, if substantial, could adversely affect companies and governments that issue securities held by the underlying funds. Technology experts have indicated that the risk of loss due to the Year 2000 issue may be greater with regard to foreign companies and govern-ments. The manager and distributor are addressing the Year 2000 issue for their systems. Each portfolio has been informed by its other service providers that they are taking similar measures. Although the portfolios do not expect the Year 2000 issue to adversely affect them, the portfolios cannot guarantee that the efforts of each portfolio or its service providers to correct the problem will be successful.

 Concert Investment Series--Select Portfolios Prospectus

Share Transactions
Availability of shares

Individuals may not purchase shares directly from the portfolios.
You should
read the prospectus for your insurance company's variable contract to learn how to purchase a variable contract based on the portfolios.

Each portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annu-ity and variable life insurance contracts and to certain qualified pension and retirement plans. The variable insurance products and qualified plans may or may not make investments in all the portfolios described in this prospectus.
Shares of the portfolios are sold at net asset value.

The interests of different variable insurance products and qualified plans in-vesting in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolios currently do not foresee any disadvantages to investors arising from the fact that each portfolio may offer its shares to different insurance company separate accounts that serve as the investment me-dium for their variable annuity and variable life products and to qualified plans. Nevertheless, the board of trustees intends to monitor events to iden-tify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a con-flict were to occur, one or more insurance companies' separate accounts or qualified plans might be required to withdraw their investments in one or more portfolios and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regula-tory authority or if it is in the best interests of the portfolios' sharehold-ers. Each portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insur-ance companies and by qualified plans. The redemption price of the shares of each portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. Each portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists as a result of which disposal by the portfolio of securi-
  ties is not reasonably practicable or it is not reasonably practicable for a fund to fairly determine the value of its net assets; or

 . as permitted by SEC order in extraordinary circumstances.

 Concert Investment Series--Select Portfolios Prospectus

Distributions, Dividends and Taxes
Taxes

Each portfolio intends to qualify and be taxed as a "regulated investment com-pany" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each portfolio must meet certain income and diversification tests and distribu-tion requirements. As a regulated investment company meeting these require-ments, a portfolio will not be subject to federal income tax on its net invest-ment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in addi-tional shares of the portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying con-tract prospectus for information regarding the federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

Dividends and distributions

Annual distributions of income and capital gain normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

The portfolios normally pay dividends and distribute capital gains, if any, as follows:

--------------------------------------------------------------------
------------

                               Income                 Capital
Distributions
                             Dividend                    Gain
Mostly
Fund                    Distributions           Distributions
From
--------------------------------------------------------------------
-----------------
Emerging Growth              Annually                Annually
Gain
--------------------------------------------------------------------
-----------------
Mid Cap                      Annually                Annually
Gain
--------------------------------------------------------------------
-----------------
Growth                       Annually                Annually
Gain
--------------------------------------------------------------------
-----------------
Growth and Income           Quarterly                Annually
Both
--------------------------------------------------------------------
-----------------
Government                    Monthly                Annually
Income
--------------------------------------------------------------------
-----------------

Each portfolio is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally pro-vide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single invest-ment. An alternative diversification test may be satisfied under certain cir-cumstances. If a portfolio should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, contracts invested in that portfolio would not be treated as annuity, endowment or life insurance contracts under the Code.

 Concert Investment Series--Select Portfolios Prospectus

Share Price

Each portfolio's net asset value is the value of its assets minus its liabili-ties. The price of each portfolio's shares is based on each portfolio's respec-tive net asset value. Each portfolio calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the Statement of Additional Information. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).
Each portfolio, with the exception of the Government Portfolio, may invest in securities issued by foreign issuers; such securities may trade on weekends or other days on which a portfolio does not price its shares and thus the value of the portfolio's shares may change on days when you will not be able to purchase or redeem the portfolio's shares. The value of each underlying fund is the fund's net asset value at the time of computation.

The portfolios generally value their securities based on market prices or quo-tations. When reliable market prices or quotations are not readily available, the portfolios may price those securities at fair value. Fair value is deter-mined in accordance with procedures approved by the portfolios' board. Short-term investments that have a maturity of more than 60 days are generally valued based on market prices or quotations. Short-term investments that have a matu-rity of 60 days or less are valued at amortized cost. Using this method, a portfolio constantly amortizes over the remaining life of a security the dif-ference between the principal amount due at maturity and the cost of the secu-rity to the portfolio.

In order to buy, redeem or exchange shares at that day's price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the New York Stock Exchange closes. If the New York Stock
Exchange closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day's price.

 Concert Investment Series--Select Portfolios Prospectus

Concert Investment Series
Select Portfolios

Emerging Growth Portfolio            Growth and Income Portfolio

Mid Cap Portfolio                    Government Portfolio


Growth Portfolio

--------------------------------------------------------------------
------------

Additional Information About the
Portfolios

Shareholder Reports
Annual and semiannual reports to shareholders provide additional information about the portfolios' investments. These reports discuss the market conditions and investment strategies that affected each portfolio's performance.

Statement of Additional Information
The statement of additional information provides more detailed information about each portfolio. It is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the portfolios or obtain shareholder reports or the statement of additional information (without charge), by contacting your registered representative, by calling the portfolios at 1-800-451-2010, or by writing to the portfolios at Smith Bar-ney Mutual Funds, 388 Greenwich Street, MF2, New York, New York
10013.

Visit Our Web Site
Our web site is located at www.smithbarney.com

You can also review the portfolios' shareholder reports, prospectus and state-ment of additional information at the Securities and Exchange Commission's Pub-lic Reference Room in Washington, D.C. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Wash-ington, D.C. 20549-6009. Information about the public reference room may be ob-tained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site--http://www.sec.gov

If someone makes a statement about the portfolios that is not in this prospec-tus, you should not rely upon that information. Neither the portfolios nor the distributor is offering to sell shares of the portfolios to any person to whom the portfolios may not lawfully sell their shares.

(SM) Salomon Smith Barney is a service mark of Salomon Smith Barney
Inc.

(Investment Company Act file no. 811-05018)

[FD 01659 8/99]